16. Short and long-term debt (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDebtLineItems [Line Items]
Total	R$ 4,754,838	R$ 4,092,812
Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Total	617,333
Foreign Long-term Borrowings [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	4,754,838
Foreign Long-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	12,451
Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	142,137
Foreign Long-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	35,634
Foreign Long-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	78,239
Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	314,589
Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	69,074
Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	299,524
Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	127,181
Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	54,752
Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	1,597,713
Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	438,201
Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	968,010
2019 | USD
DisclosureOfDebtLineItems [Line Items]
Total	690,947
2019 | Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Total	617,333
2019 | Foreign Long-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	12,451
2019 | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	17,177
2019 | Foreign Long-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	35,634
2019 | Foreign Long-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	8,352
2019 | Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2019 | Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2019 | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2019 | Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2019 | Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2019 | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2019 | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2019 | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | USD
DisclosureOfDebtLineItems [Line Items]
Total	1,308,614
2020 | Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	17,177
2020 | Foreign Long-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	8,838
2020 | Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	314,589
2020 | Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	968,010
2021 | USD
DisclosureOfDebtLineItems [Line Items]
Total	244,339
2021 | Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	107,783
2021 | Foreign Long-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	9,375
2021 | Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	127,181
2021 | Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | USD
DisclosureOfDebtLineItems [Line Items]
Total	309,457
2022 | Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	9,933
2022 | Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	299,524
2022 | Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | USD
DisclosureOfDebtLineItems [Line Items]
Total	1,763,280
Thereafter | Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	41,741
Thereafter | Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	69,074
Thereafter | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	54,752
Thereafter | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	1,597,713
Thereafter | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | USD
DisclosureOfDebtLineItems [Line Items]
Total	438,201
Without maturity date | Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	438,201
Without maturity date | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	R$ 0